Investment in Affiliates - Balance Sheet Data (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	$ 45,777	$ 52,791
Current assets	60,019	61,087
Non-current assets	406,442	414,694
Current liabilities	4,664	6,143
Long- term debt including current portion, net of deferred finance costs and discount	196,841	197,176
Non-current liabilities	196,173	196,515
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	15,096	10,785
Current assets	20,101	15,980
Non-current assets	164,166	169,925
Current liabilities	20,153	18,490
Long- term debt including current portion, net of deferred finance costs and discount	80,772	86,060
Non-current liabilities	156,406	155,387
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	15,235	16,916
Current assets	24,997	19,487
Non-current assets	224,929	232,363
Current liabilities	18,792	24,126
Long- term debt including current portion, net of deferred finance costs and discount	111,572	119,234
Non-current liabilities	$ 199,943	$ 184,530